LICENSES (Tables)	12 Months Ended
Nov. 30, 2021
Disclosure Licenses Abstract
Schedule of reconciliation of licenses

	2021	2020
	$	$
Balance, beginning of year	705,555	1,385,229
Additions	—	15,180
Amortization	(213,015)	(444,519)
Write-offs	(492,751)	(250,581)
Net exchange differences	211	246
Balance, end of year	—	705,555